FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	$ 77,029	[1]	$ 108,685	[1]
Other	34		(18)
Total liabilities	77,063		108,667
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		[1]		[1]
Other
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		[1]		[1]
Other			(65)
Total liabilities			(65)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	77,029	[1]	108,685	[1]
Other	34		47
Total liabilities	$ 77,063		$ 108,732

[1]	Includes only loans under Tower's Facility Agreement with the Israeli Banks.